Segment Reporting (Schedule of Sales to Single Customers Exceeding 10% of Sales) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue, Major Customer [Line Items]
Revenues	$ 42,904	$ 29,404
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues	7,034	1,550
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues	4,759	4,972
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 1,493	$ 3,624